Schedule of Capitalized Software Development Costs (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Capitalized Software Development Cost
Opening balance
Addition			251,904
Less: accumulated amortization	$ (4,000.000)	$ 0	(4,198)	$ 0
Ending balance	$ 247,706		$ 247,706